SHARE BASED COMPENSATION (Details) - 2019 Plan		12 Months Ended					24 Months Ended
	Jan. 18, 2019 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019	Dec. 31, 2021
SHARE BASED COMPENSATION
Term (in years)	10 years
Vesting period (in years)	4 years			4 years	4 years	4 years
Granted	79,015,500	0	0	2,795,600	25,917,240
Share split ratio	500
First vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				40.00%	40.00%	25.00%
Second vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				40.00%	40.00%	25.00%	40.00%
Third vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				10.00%	10.00%	25.00%
Fourth vesting date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				10.00%	10.00%	25.00%